NET INCOME (LOSS) PER SHARE - Schedule of Antidilutive Securities Excluded from Computation of Net Loss Per Share (Q1) (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Shares unvested and subject to exercise of stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	13,896	120,431	27,792	144,517
Shares subject to outstanding common stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	2,255,034	2,945,020	2,244,102	3,250,236
Shares subject to convertible notes stock conversion
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	0	695,261	5,111,929	816,667
Shares subject to warrants stock conversion
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	16,000,000	16,586,980	16,586,980	16,586,980
Shares subject to contingent earn out
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	10,500,000	10,500,000	10,500,000	10,500,000
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	2,161,509	1,314,000	2,211,509	725,000